PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Public Utilities, Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment — net consisted of the following at December 31, 2017 and 2016:

(In millions)	2017	2016
Property, plant and equipment
Regulated Operating Subsidiaries:
Property, plant and equipment in service	$8,334	$7,715
Construction work in progress	546	455
Capital equipment inventory	74	74
Other	16	15
ITC Holdings and other	14	14
Total	8,984	8,273
Less: Accumulated depreciation and amortization	(1,675)	(1,575)
Property, plant and equipment — net	$7,309	$6,698

Additions to property, plant and equipment in service and construction work in progress during 2017 and 2016 were due primarily for projects to upgrade or replace existing transmission plant to improve the reliability of our transmission systems as well as transmission infrastructure to support generator interconnections and investments that provide regional benefits such as our Multi-Value Projects.